Accounts Payable (Details) - Schedule of carrying amount of other accounts payable - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounts Payable (Details) - Schedule of carrying amount of other accounts payable [Line Items]
Other accounts payable	$ 254	$ 232
U.S. dollars [Member]
Accounts Payable (Details) - Schedule of carrying amount of other accounts payable [Line Items]
Other accounts payable	160	174
NIS (not linked to the Israeli CPI) [Member]
Accounts Payable (Details) - Schedule of carrying amount of other accounts payable [Line Items]
Other accounts payable	$ 94	$ 58